Investment Securities	12 Months Ended
Dec. 31, 2024
Investment Securities
Investment Securities

(2) Investment Securities

Investment securities available for sale at December 31, 2024 and 2023 are as follows:

(Dollars in thousands)
	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$7,981	-	724	7,257
U.S. Government sponsored enterprises	9,243	-	511	8,732
GSE - Mortgage-backed securities	248,837	162	23,207	225,792
Private label mortgage-backed securities	43,118	74	1,425	41,767
State and political subdivisions	129,659	-	25,204	104,455
Total	$438,838	236	51,071	388,003

(Dollars in thousands)
	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$10,974	-	830	10,144
U.S. Government sponsored enterprises	11,111	-	596	10,515
GSE - Mortgage-backed securities	257,705	185	22,988	234,902
Private label mortgage-backed securities	33,317	16	2,063	31,270
State and political subdivisions	129,922	-	24,829	105,093
Total	$443,029	201	51,306	391,924

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2024 and 2023 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$-	-	7,257	724	7,257	724
U.S. government sponsored enterprises	-	-	8,732	511	8,732	511
GSE -Mortgage-backed securities	20,458	669	197,497	22,538	217,955	23,207
Private label mortgage-backed securities	4,010	9	21,727	1,416	25,737	1,425
State and political subdivisions	-	-	104,455	25,204	104,455	25,204
Total	$24,468	678	339,668	50,393	364,136	51,071

(Dollars in thousands)
	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$-	-	10,144	830	10,144	830
U.S. government sponsored enterprises	-	-	10,515	596	10,515	596
GSE -Mortgage-backed securities	24,167	546	203,234	22,442	227,401	22,988
Private label mortgage-backed securities	3,416	43	23,095	2,020	26,511	2,063
State and political subdivisions	-	-	105,093	24,829	105,093	24,829
Total	$27,583	589	352,081	50,717	379,664	51,306

At December 31, 2024, unrealized losses in the investment securities portfolio relating to debt securities totaled $51.1 million. The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary. From the December 31, 2024 tables above, both of the U.S. Treasury securities, all 108 of the securities issued by state and political subdivisions contained unrealized losses, all seven of the securities issued by U.S. Government sponsored enterprises (“GSE”), 114 of the 119 GSE mortgage-backed securities, and 11 of the 16 private label mortgage-backed securities contained unrealized losses. The Company did not have any reserves on securities at December 31, 2024, as no credit related losses were identified in the Company’s December 31, 2024 analysis. At December 31, 2023, unrealized losses in the investment securities portfolio relating to debt securities totaled $51.3 million. The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary. From the December 31, 2023 tables above, all three of the U.S. Treasury securities, all 108 of the securities issued by state and political subdivisions contained unrealized losses, all seven of the securities issued by GSE, 114 of the 121 GSE mortgage-backed securities, and 12 of the 14 private label mortgage backed securities contained unrealized losses. The Company did not have an allowance for credit losses on available for sale securities at December 31, 2023, as no credit related losses were identified in the Company’s December 31, 2023 analysis.

The amortized cost and estimated fair value of investment securities available for sale, other than GSE mortgage-backed securities, at December 31, 2024, are shown below by contractual maturity. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2024
(Dollars in thousands)
	Amortized Cost	Fair Value
Due within one year	$7,999	7,991
Due from one to five years	32,911	29,586
Due from five to ten years	76,298	61,674
Due after ten years	72,793	62,960
GSE-Mortgage-backed securities	248,837	225,792
Total	$438,838	388,003

During 2024, proceeds from sales of securities available for sale were $11.7 million and resulted in gross gains of $33,000 and gross losses of $28,000. During 2023, proceeds from sales of securities available for sale were $51.0 million and resulted in gross losses of $2.7 million and gross gains of $177,000. No securities available for sale were sold during 2022.

Securities with a fair value of approximately $40.0 million and $132.0 million at December 31, 2024 and 2023, respectively, were pledged to secure public deposits and for other purposes as required by law.

Taxable interest income on investment securities was $14.6 million and $13.4 million for the years ended December 31, 2024 and 2023, respectively. Non-taxable interest income on investment securities was $425,000 and $765,000 for the years ended December 31, 2024 and 2023, respectively.